                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment  |_|; Amendment Number:
              This Amendment (Check only one.):  |_|  is a restatement.
                                                 |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Paul Manners & Associates, Inc.
Address: 3414 Peachtree N.E. Suite 1250
         Atlanta, GA 30326

Form 13F File Number: 028-11316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Craig
Title: Managing Partner
Phone: 479 452 0996

Signature, Place, and Date of Signing:


     /s/ David Craig               Ft. Smith, AR               August 4, 2008
   ---------------------       ---------------------       ---------------------
        [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name


28-_________________     _______________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          151

Form 13F Information Table Value Total:  $    79,680
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name


______    28-_________________     _______________________________

[Repeat as necessary.]

PAUL MANNERS & ASSOCIATES
FORM 13F
Combined
30-Jun-08

                                                                                                             Voting Authority
                                                                                                          -------------------------
                                                         Value   Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                 Title of class   CUSIP    x$1000) Prn Amt   Prn  Call  Dscretn  Managers  Sole      Shared    None
-----------------------------  -------------- ---------  ------- -------   ---  ----  -------  -------- --------   ------  -------

3M CO                          COMMON STOCKS  88579y101   895        12865 SH         Sole                  10217              2648
                                                           90         1290 SH         Defined                1290
ABBOTT LABS                    COMMON STOCKS  002824100   303         5728 SH         Sole                   4268              1460
AFLAC INC.                     COMMON STOCKS  001055102   456         7264 SH         Defined                                  7264
                                                           25          400 SH         Sole                    400
AGL RESOURCES                  COMMON STOCKS  001204106  1333        38551 SH         Sole                  32151              6400
                                                          154         4450 SH         Defined                3050              1400
ALCOA INC.                     COMMON STOCKS  013817101   800        22475 SH         Sole                  16575              5900
                                                           61         1700 SH         Defined                1400               300
AMERICAN EXPRESS COMPANY       COMMON STOCKS  025816109   301         8010 SH         Sole                   7910               100
                                                           47         1248 SH         Defined                1048               200
AMERICAN INTL GROUP            COMMON STOCKS  026874107   408        15441 SH         Sole                  12405              3036
                                                          170     6410.438 SH         Defined                4193          2217.438
AMGEN INC.                     COMMON STOCKS  031162100   306         6475 SH         Sole                   5525               950
                                                           27          579 SH         Defined                                   579
AON CORP                       COMMON STOCKS  037389103   981        21350 SH         Sole                  15300              6050
                                                           25          550 SH         Defined                 550
AT&T Inc.                      COMMON STOCKS  00206r102  1952        57924 SH         Sole                  48885              9039
                                                          864        25636 SH         Defined               14428  3486        7722
Aegon N.V.                     COMMON STOCKS  007924103   104         7947 SH         Sole                   7947
                                                           61         4638 SH         Defined                 188              4450
Analog Devices Inc.            COMMON STOCKS  032654105   548        17250 SH         Sole                  12150              5100
                                                           11          350 SH         Defined                 100               250
Archer-Daniels-Midland Co.     COMMON STOCKS  039483102   526        15575 SH         Sole                  12000              3575
                                                           40         1200 SH         Defined                 600               600
Automatic Data Processin       COMMON STOCKS  953915193   369         8815 SH         Sole                   8615               200
BANK OF AMERICA                COMMON STOCKS  060505104  2725       114135 SH         Sole                  90508             23627
                                                         1537        64397 SH         Defined                3811             60586
BJ Services Company            COMMON STOCKS  055482103   821        25700 SH         Sole                  19400              6300
                                                           54         1700 SH         Defined                1300               400
BP PLC-SPONS ADR               COMMON STOCKS  055622104   104         1488 SH         Sole                   1463                25
                                                          144         2072 SH         Defined                2072
Bristol-Myers Squibb           COMMON STOCKS  110122108   207        10286 SH         Sole                  10286
                                                           53         2400 SH         Defined                2400
Bancorpsouth Inc.              COMMON STOCKS  059692103   314        17949 SH         Sole                  17949
                                                            3          200 SH         Defined                 200
CBL & ASSOCIATES PROPERTIES    COMMON STOCKS  124830100   305        13359 SH         Sole                  11359              2000
                                                           69         3000 SH         Defined                3000
CHESAPEAKE ENERGY CORP         COMMON STOCKS  165167107   736        11150 SH         Sole                   7050              4100
                                                          125     1901.659 SH         Defined            1901.659
CHEVRON CORPORATION            COMMON STOCKS  166764100  1684        16979 SH         Sole                  12804              4175
                                                          956         9648 SH         Defined                2534              7114
CISCO SYSTEMS, INC.            COMMON STOCKS  17275R102   357        15329 SH         Sole                  12279              3050
                                                           66         2861 SH         Defined                2225               636
CITIGROUP                      COMMON STOCK   172967101   216        12883 SH         Sole                  12683               200
                                                           36         2150 SH         Defined                2150
COCA-COLA                      COMMON STOCKS  191216100  1231        23676 SH         Sole                  17580              6096
                                                          898        17286 SH         Defined                4200             13086
CONOCOPHILLIPS                 COMMON STOCKS  20825c104  2051        21736 SH         Sole                  18186              3550
                                                          170     1805.067 SH         Defined             505.067              1300

CVS CAREMARK CORP.             COMMON STOCKS  126650100  1124        28400 SH         Sole                  19150              9250
                                                          164         4150 SH         Defined                 900              3250
Carnival Cruise Lines          COMMON STOCKS  143658102   405        12264 SH         Sole                   9400              2864
                                                           32         1000 SH         Defined                 800               200
DOMINION RESOURCES             COMMON STOCKS  257470104   183         3846 SH         Sole                   3846
                                                           19          400 SH         Defined                 400
DUKE ENERGY CORP.              COMMON STOCKS  26441C105   928        53386 SH         Sole                  41907             11479
                                                           55         3150 SH         Defined                1000              2150
EMC CORP                       COMMON STOCKS  268648102   333        22680 SH         Sole                  15500              7180
                                                           73         5000 SH         Defined                1000              4000
EXXON MOBIL CORP               COMMON STOCKS  30231g102  2196        24920 SH         Sole                  22043              2877
                                                         3092        35088 SH         Defined               11195             23893
Emerson Electric               COMMON STOCKS  291011104   163         3290 SH         Sole                   3290
                                                          269         5440 SH         Defined                5440
GENERAL ELECTRIC               COMMON STOCKS  369604103  2344        87855 SH         Sole                  67374             20481
                                                         1624    60832.945 SH         Defined           42107.945             18725
GOODRICH, BF                   COMMON STOCKS  382388106   893        18822 SH         Sole                  14450              4372
                                                           52         1100 SH         Defined                1000               100
Genuine Parts                  COMMON STOCKS  372460105   100         2510 SH         Sole                   1837               673
                                                          339         8554 SH         Defined                                  8554
HOME DEPOT                     COMMON STOCKS  437076102   802     34198.19 SH         Sole                  30148           4050.19
                                                          295        12652 SH         Defined                3165              9487
HONEYWELL INTERNATIONAL INC    COMMON STOCKS  438516106  1276        25375 SH         Sole                  19125              6250
                                                            5          100 SH         Defined                 100
Harris Corp.                   COMMON STOCKS  413875105  1074        21268 SH         Sole                  21268
                                                           25          500 SH         Defined                 500
INT'L BUSINESS MACHINES        COMMON STOCKS  459200101   217         1835 SH         Sole                   1735               100
                                                          161         1358 SH         Defined                1358
INTEL CORP                     COMMON STOCKS  458140100   592        27585 SH         Sole                  21365              6220
                                                           43         2019 SH         Defined                 975              1044
INTERNATIONAL PAPER            COMMON STOCKS  460146103   569        24427 SH         Sole                  19227              5200
                                                           25         1100 SH         Defined                 800               300
ISHARES MSCI EAFE INDEX FUND   COMMON STOCKS  464287465   237         3450 SH         Sole                   2750               700
J P MORGAN CHASE               COMMON STOCKS  46625h100   715        20818 SH         Sole                  15953              4865
                                                          219         6380 SH         Defined                4730              1650
Jefferson Bancshares Inc/AR    COMMON STOCKS  472374107   214         8272 SH         Defined                8272
JOHNSON & JOHNSON              COMMON STOCKS  478160104  2447        38019 SH         Sole                  32516              5503
                                                          376     5845.968 SH         Defined                3745          2100.968
Kinder Morgan Energy Partners  COMMON STOCKS  494550106   560        10050 SH         Sole                   8350              1700
                                                            6          100 SH         Defined                 100
Kohls Corporation              COMMON STOCKS  500255104   201         5025 SH         Sole                   4000              1025
                                                          126         3150 SH         Defined                2650               500
L-3 COMMUNICATIONS HLDGS INC.  COMMON STOCKS  502424104  1579        17376 SH         Sole                  11601              5775
                                                          195         2150 SH         Defined                 950              1200
MEDTRONIC, INC.                COMMON STOCKS  585055106   590        11395 SH         Sole                   9020              2375
                                                           47          900 SH         Defined                 900
MERCK                          COMMON STOCKS  589331107   193         5130 SH         Sole                   3930              1200
                                                          110         2903 SH         Defined                1703              1200
MICROSOFT CORP                 COMMON STOCKS  594918104   624        22687 SH         Sole                  20137              2550
                                                           30         1074 SH         Defined                 300               774
MONSANTO CO                    COMMON STOCKS  61166w101     5           42 SH         Sole                     42
                                                          403         3184 SH         Defined                3184
Oxford Inds                    COMMON STOCKS  691497309   585        30559 SH         Sole                  30559
PEABODY ENERGY CORP            COMMON STOCKS  704549104  1395        15850 SH         Sole                  12400              3450
                                                           22          250 SH         Defined                 250
PEPSICO                        COMMON STOCKS  713448108  1847        29047 SH         Sole                  23209              5838
                                                          206     3244.783 SH         Defined            1844.783              1400
PFIZER                         COMMON STOCKS  717081103   420        24050 SH         Sole                  13650             10400
                                                         1688        96641 SH         Defined               15572             81069
PLUM CREEK TIMBER              COMMON STOCKS  729251108   657        15388 SH         Sole                  12438              2950
                                                           56         1300 SH         Defined                1300
PROCTER & GAMBLE               COMMON STOCKS  742718109  1629        26780 SH         Sole                  20830              5950
                                                          211         3470 SH         Defined                2150    20        1300
Philip Morris International    COMMON STOCKS  718172109   220         4454 SH         Sole                   3204              1250
                                                          249         5047 SH         Defined                4547               500

Qualcomm Inc.                  COMMON STOCKS  747525103   336         7570 SH         Sole                   6545              1025
                                                            9          200 SH         Defined                 200
REGIONS FINANCIAL CORP         COMMON STOCKS  7591ep100   118        10846 SH         Sole                   9571              1275
                                                           30         2764 SH         Defined                1214     4        1546
Royal Dutch Shell Cl A         COMMON STOCKS  780259206   176         2160 SH         Sole                   2160
                                                          208         2538 SH         Defined                2538
Schlumberger LTD               COMMON STOCKS  806857108   177         1650 SH         Sole                   1650
                                                           89          832 SH         Defined                 832
SUNTRUST BANKS                 COMMON STOCKS  867914103   390        10767 SH         Sole                   7147              3620
                                                          735        20292 SH         Defined                2524             17768
Southern Company               COMMON STOCKS  842587107   440        12610 SH         Sole                   8860              3750
                                                          557        15955 SH         Defined                4265             11690
Spectra Energy Corp            COMMON STOCKS  847560109  1000        34806 SH         Sole                  27192              7614
                                                           44         1525 SH         Defined                 700               825
Synovus Financial              COMMON STOCKS  87161C105    36         4164 SH         Sole                   2500              1664
                                                          114        13012 SH         Defined                                 13012
TEPPCO PARTNERS                COMMON STOCKS  872384102   395        11900 SH         Sole                   9900              2000
                                                           58         1750 SH         Defined                1750
Terex Corp.                    COMMON STOCKS  880779103   810        15775 SH         Sole                  13450              2325
                                                           71         1375 SH         Defined                 775               600
UNITED TECHNOLOGIES            COMMON STOCKS  913017109    70         1140 SH         Sole                   1140
                                                          512    8297.5051 SH         Defined                1200         7097.5051
VERIZON                        COMMON STOCKS  92343v104   909      25665.6 SH         Sole                22149.6              3516
                                                          162         4575 SH         Defined                1223    30        3322
VULCAN MATERIALS CO            COMMON STOCKS  929160109   321         5375 SH         Sole                   4425               950
                                                           27          450 SH         Defined                 300               150
Valero Energy Corp.            COMMON STOCKS  91913Y100   684        16600 SH         Sole                  12300              4300
                                                           49         1200 SH         Defined                 950               250
WACHOVIA CORP                  COMMON STOCKS  929903102   379        24385 SH         Sole                  11107             13278
                                                          898        57877 SH         Defined                5630             52247
WAL-MART STORES                COMMON STOCKS  931142103  1212      21564.6 SH         Sole                19864.6              1700
                                                          974        17332 SH         Defined               17132               200
WALT DISNEY COMPANY            COMMON STOCKS  254687106   338        10827 SH         Sole                   6994              3833
                                                           30          975 SH         Defined                 675               300
WYETH                          COMMON STOCKS  983024100   599        12500 SH         Sole                   5800              6700
                                                         3470        72341 SH         Defined                6450             65891